U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

        1     Name and Address of Issuer:
              Principal Government Securities Fund, Inc.
              The Principal Financial Group
              Des Moines, IA  50392-0200

        2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
              -------------------
                      X
              -------------------

3               Investment Company Act File Number:      811-04916
                Securities Act File Number:               33-10362

        4 a   Last day of fiscal year for which this  notice if filed:
              December 31, 1997

        4 b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)
              -------------------
                     N/A
              -------------------
              Note: If the Form is being filed late, interest must be paid on the registration fee due.

        4 c Check box if this is the last time the issuer will be filing this Form.
              -------------------
                     N/A
              -------------------

        5     Calculation of registration fee:

              (i)        Aggregate  sale  price of  securities
                         sold during the fiscal year in reliance
                         on rule 24f-2:                                       $0

              (ii)       Aggregate price of shares redeemed
                         or repurchased during the fiscal year:     0

              (iii)      Aggregate  price  of  shares  redeemed
                         or repurchased during any prior fiscal
                         year ending no earlier than
                         October  11,  1995 that were not
                         previously used to reduce registration
                         fees payable to the Commission:            0

              (iv)       Total available redemption credits
                         [Add items 5(ii) and 5(iii)]:                         0


              (v)        Net Sales - If Item 5(i) is greater
                         than Item  5(iv) [subtract Item 5(iv)
                         from Item 5(i)]:                                      0

          ----------------------------------------------------------------------

              (vi)       Redemption credits available for use in
                         future years -- if Item  5(i) is less than
                         Item  5(iv)  [subtract  Item 5(iv) from
                         Item 5(i)]"                                N/A

          ----------------------------------------------------------------------

              (vii)      Multiplier for determining registration
                         fee (See Instruction c.9):                     0.000295

              (viii)     Registration fee due [Multiply Item
                         5(v)  by  Item 5(vii)](enter "0" if no
                         fee is due):                                       0.00
                                                                        ========

        6     Prepaid Shares

              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:
              ____________.

        7 Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                       +       0
                                                                        --------

        8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                            0.00
                                                                        ========

        9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              -------------------
                     N/A
              -------------------

              Method of Delivery:

              -------------------
                     N/A         Wire Transfer
              -------------------
              -------------------
                     N/A         Mail or other means
              -------------------

                                    Signature

              This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



Principal Government Securities Fund, Inc.



By      /s/ A. S. Filean
        --------------------------------------------
        A.S. Filean, Vice President
        and Secretary


Date:     27th day of February, 1998